TAX STATUS OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
TAX STATUS OF THE PLAN	TAX STATUS OF THE PLAN
The Plan received a favorable tax determination letter from the IRS dated August 1, 2018, which states that the Plan is qualified under IRC Section 401(a), and therefore, the related trust is exempt from federal income taxes. Although the Plan that the IRS reviewed in issuing its most recent determination letter was since amended, the Plan administrator believes that the Plan is designed and operated in compliance with the applicable requirements of the IRC to maintain its qualified status. Accordingly, income taxes are not provided for in the accompanying financial statements.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. Plan management has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits of the Plan for any tax periods in progress.